SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT DEPRECIATION RATE
Rate of depreciation	%

Laboratory equipment	20-33
Furniture and equipment	7-15
Computers	33
Vehicle	15

SCHEDULE OF WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES

The net loss and the weighted average number of shares used in computing basic and diluted net loss per share for the period of nine month ended September 30, 2021 and 2020, is as follows:

	Nine month period ended September 30,
	2021	2020
	Unaudited	Unaudited
Numerator:
Net loss attributable to common shareholders	$24,547	$25,258
Revaluation of liability related to warrants to purchase shares of common Stock	-	-

Net loss attributable to common shareholders	$24,547	$25,258

Denominator:
Shares of common stock used in computing basic net loss per share	637,916,356	210,806,186
Incremental shares from assumed exercise of warrants to purchase shares of common stock	-	-

Shares of common stock used in computing diluted net loss per share	637,916,356	210,806,186

Net loss per share of common stock, basic and diluted	$0.04	$0.12